Retirement benefits - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2019
Actuarial assumption of expected rates of mortality [Member]
Disclosure of defined benefit plans [line items]
Mortality - per annum long term trend	1.25%
Description of mortality assumptions	Mortality is the most significant demographic assumption. The current assumptions for the UK are based on the S3PA ‘light’ year of birth tables with projected mortality improvements using the CMI_2020 model and a 1.25% per annum long-term trend and a smoothing parameter (‘s-kappa’) of 7.5 with weightings of 95% and 82% for pensioners and 98% and 81% for non-pensioners, male and female respectively. In the US, the current assumptions use rates from the Pri-2012 Mortality Study and Generationally Projected with Scale MP-2021 mortality tables.
Other Overseas Pension Plans [member]
Disclosure of defined benefit plans [line items]
Description of retirement benefit plan	The Group also operates a number of smaller pension schemes outside the UK, the most significant of which is a defined contribution scheme in the US.
Pensioners male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of mortality rates		0.95	0.95
Pensioners female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of mortality rates		0.82	0.82
Non-pensioners male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of mortality rates		0.98	0.98
Non-pensioners female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of mortality rates		0.81	0.81
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Description of retirement benefit plan	Since 6 August 2014, UK retirement and death in service benefits are provided for eligible employees by the IHG UK Defined Contribution Pension Plan. Members, including those who have been auto-enrolled since 1 September 2013, are provided with defined contribution arrangements under this plan; benefits are based on each individual member’s personal account. The plan is HM Revenue & Customs registered and governed by an independent trustee, assisted by professional advisers as and when required. The overall operation of the plan is subject to the oversight of The Pensions Regulator. The former defined benefit plan, the InterContinental Hotels UK Pension Plan, was wound up on 21 July 2015 following the completion of the buy-out and transfer of the defined benefit obligations to Rothesay Life on 31 October 2014. Residual defined benefit obligations remain in respect of additional benefits provided to members of an unfunded pension arrangement (‘UK plan’) who were affected by lifetime or annual allowances under the former defined benefit arrangements. Accrual under this arrangement ceased with effect from 1 July 2013 and a cash-out offer in 2014 resulted in the extinguishment of approximately 70% of the unfunded pension obligations. The Group meets the benefit payment obligations of the remaining members as they fall due. A charge over certain ring-fenced bank accounts totalling $42m (£31m) at 31 December 2021 (see note 17) is currently held as security on behalf of the remaining members.
Explanation of changes in description of retirement benefit plan	The former defined benefit plan, the InterContinental Hotels UK Pension Plan, was wound up on 21 July 2015 following the completion of the buy-out and transfer of the defined benefit obligations to Rothesay Life on 31 October 2014.
Approximate extinguishment of the unfunded pension obligations	70.00%
Bank accounts pledged as security		£ 31	$ 42
Actuarial assumption of discount rates		1.80%	1.80%	1.40%	2.10%
Philippines [member]
Disclosure of defined benefit plans [line items]
Net retirement benefit asset			$ 2
Plan assets			9
Defined benefit obligation			$ 7
Total Contributions	$ 1
Defined contribution plan, cost	1
Defined Contribution Plan, Increase (Decrease), Cost	$ 1
Actuarial assumption of discount rates		5.00%	5.00%
Actuarial assumption of expected rates of salary increases		7.00%	7.00%
Weighted average duration of defined benefit obligation	13 years
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 1
Philippines [member] | Domestic Government Securities [Member]
Disclosure of defined benefit plans [line items]
Plan assets			$ 7
Philippines [member] | Domestic Equity Investment [Member]
Disclosure of defined benefit plans [line items]
Plan assets			$ 2